Issuances of Securities (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2022	Jun. 20, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 26, 2024
Unrecognized compensation cost			$ 18,834,405		$ 18,834,405		$ 24,938,630
Common stock issued for litigation settlement								1,850,000
Common stock purchase agreement description	On September 1, 2022, the Company entered into a common stock purchase agreement (the “CSPA”) with White Lion Capital, LLC (“White Lion”). Pursuant to the CSPA, the Company has the right, but not the obligation, to require White Lion to purchase up to $10,000,000 of the Company’s common stock, subject to certain limitations and conditions set forth in the CSPA. The Company is required to register the resale of the shares issuable to White Lion under the CSPA with the U.S. Securities and Exchange Commission, as a condition to requesting White Lion purchase shares. On September 7, 2022, the Company filed a registration statement on Form S-3 to register for resale up to 15,000,000 common shares. The Company’s S-3 registration statement was declared effective by the SEC on September 19, 2022	the Company and White Lion amended the CSPA (the “Second Amendment”) to provide that the purchase price to be paid by White Lion for shares of the Company’s common stock pursuant to the CSPA equals the lower of: (i) 93% of the volume-weighted average price of the Company’s common stock during a period of five consecutive trading days following the Company’s exercise of its right to sell shares (or 95% of that volume-weighted average price if the Company’s common stock is trading on a national exchange), or (ii) the closing price of the common stock on the day the Company exercises its right to sell shares, subject to a floor price of $0.25 per share. The Second Amendment further provides that if the Company issues a share price purchase notice at a time that the Company’s common stock is trading below the floor price and White Lion waives the floor price condition, the purchase price to be paid by White Lion for such shares shall equal 90% multiplied
Stock issued for litigation settlement								$ 462,500
Common stock issued			757,031		757,031
Accrued interest			$ 53,295		$ 53,295
Proceeds from sale of common stock							$ 66,000	$ 0
Common stock, shares issued			258,690,253		258,690,253		252,408,222	244,783,222
Loss on settlement of debt			$ 0	$ 115,085	$ 0	$ 115,085	$ 115,085	$ (80,532)
Common Stocks [Member]
Sale of common stock, shares							825,000
Proceeds from sale of common stock							$ 66,000
Common stock, shares issued							825,000
Warrants issued							412,500
Proceeds allocated to common stock							$ 60,010
Proceeds allocated to warrants							$ 5,990
Officers And Management [Member]
Issuance of common stock for services, shares								1,204,688
Fair value of common stock								$ 271,031
Accrued liabilities								218,250
Loss on settlement of debt								$ (52,781)
Consultants [Member]
Issuance of common stock for services, shares								712,500
Fair value of common stock								$ 153,751
Accrued liabilities								126,000
Loss on settlement of debt								$ (27,751)
White Lion [Member]
Common stock, shares issued			800,000	4,850,000	800,000	4,850,000
Proceeds allocated to common stock					$ 63,308	$ 811,641
White Lion [Member] | Legal and administrative fees [Member]
Stock issuance costs					$ 2,400	$ 10,200
Non Affiliated Investor [Member] | Private Placement [Member]
Sale of common stock, shares							5,300,000	10,145,000
Proceeds from sale of common stock							$ 852,179	$ 2,308,674
Subscription receivable								50,550
Legal and administrative fees							$ 11,400	$ 17,400
Warrants [Member]
Warrants sale of units							825,000
Proceeds allocated to warrants							$ 5,990
Aggregate intrinsic value							$ 0
Issued warrants related to the sale of units							412,500
Restricted Stock Units [Member]
Resale of additional shares									15,000,000
Restricted stock units (RSU) outstanding			40,315,000		40,315,000		46,165,000	47,665,000
Number of restricted stock units (RSU) vested					975,000		1,500,000
Stock-based compensation expense					$ 692,250		$ 375,000
Restricted Stock Units [Member] | Director [Member]
Restricted stock units (RSU) outstanding			2,750,000		2,750,000
Number of restricted stock units (RSU) vested					3,750,000
Stock-based compensation expense					$ 427,875